Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Net income	$ 262	$ 245
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in losses of investee	3	1
Deferred income taxes	(108)	(52)
Foreign currency loss	0	1
Depreciation	66	63
Amortization	223	211
Change in fair value of financial instruments and noncash interest	4	(11)
Loss on extinguishment of debt	0	57
Stock-based compensation	18	19
Change in other long-term liabilities	55	2
Effects of changes in working capital items	26	(94)
Net cash provided by operating activities	549	442
Investing activities:
Capital expenditures, net	(57)	(75)
Expenditures for cable and satellite television distribution rights, net	(8)	(26)
Changes in other noncurrent assets	0	1
Net cash used in investing activities	(65)	(100)
Financing activities:
Principal payments of debt and capital lease obligations	(1,419)	(1,695)
Principal borrowings of debt from senior secured credit facility	554	1,053
Proceeds from issuance of senior secured notes, net of original issue discount	999	1,050
Payment of debt origination fees	(12)	(16)
Payment of bond premium fees	0	(46)
Other financing activities	(4)	7
Dividends paid to Liberty	(480)	(765)
Dividends paid to noncontrolling interest	(25)	(25)
Net cash used in financing activities	(387)	(437)
Effect of foreign exchange rate changes on cash and cash equivalents	(6)	(29)
Net increase (decrease) in cash and cash equivalents	91	(124)
Cash and cash equivalents, beginning of period	457	540
Cash and cash equivalents, end of period	548	416
Effects of changes in working capital items:
Decrease in accounts receivable	357	346
Increase in inventories	(57)	(51)
Increase in prepaid expenses	(10)	(11)
Decrease in accounts payable trade	(14)	(112)
Decrease in accrued liabilities and other	(250)	(266)
Effects of changes in working capital items	$ 26	$ (94)